Annual Total Returns - Fidelity Mid Cap Value K6 Fund [BarChart] - 01.31 Fidelity Mid Cap Value K6 Fund PRO-09 - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Mid Cap Value K6 Fund
Bar Chart Table:
Annual Return 2018	(18.66%)
Annual Return 2019	23.66%
Annual Return 2020	0.54%
Annual Return 2021	34.12%